Mortgage Servicing Rights - Additional Information (Detail) (USD $)	12 Months Ended					0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2010	Nov. 01, 2013 Subsequent Event	Dec. 31, 2012 Note rates below 4.00% Maximum	Dec. 31, 2012 Note rates between 4.00% and 4.99% Maximum	Dec. 31, 2012 Note rates between 4.00% and 4.99% Minimum	Dec. 31, 2012 Note rates above 5.00% Minimum
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Interest rate on mortgage loans underlying MSRs							4.00%	4.99%	4.00%	5.00%
Unpaid principal balance (UPB) of the purchased MSR portfolio						$ 142,000,000
Cash purchase price of the MSR portfolio						1,500,000
Mortgage Servicing Rights, fair value	42,202,394	17,679,198	132,907,000	99,209,000	7,129,966
Other-than-temporary impairment